STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Common Stock Registered Direct Offering	Common Stock	Additional Paid-In Capital Registered Direct Offering	Additional Paid-In Capital	Accumulated Deficit	Registered Direct Offering	Total
Balance at beginning at Dec. 31, 2021		$ 10,216		$ 38,948,334	$ (26,548,309)		$ 12,410,241
Balance at beginning, Common shares (in shares) at Dec. 31, 2021		10,215,792
Share-based compensation, shares granted				2,871,681			2,871,681
Share-Based Payments to Vendors		$ 115		430,565			430,680
Share-Based Payments to Vendors (in shares)		114,889
Issuance of shares of common stock		$ 1,159		3,694,023			3,695,182
Issuance of shares of common stock (in shares)		1,159,211
Cashless Warrant Exercise		$ 7		(7)
Cashless Warrant Exercise (in shares)		6,948
Pre-funded Warrant Exercise		$ 131		(118)			13
Pre-funded Warrant Exercise (in shares)		(130,769)
Net Loss					(12,092,776)		(12,092,776)
Balance at ending at Dec. 31, 2022		$ 11,628		45,944,478	(38,641,085)		$ 7,315,021
Balance at ending, Common shares (in shares) at Dec. 31, 2022		11,627,609					11,627,609
Share-Based Compensation				733,472			$ 733,472
Share-Based Payments to Vendors		$ 44		165,859			165,903
Share-Based Payments to Vendors (in shares)		44,186
Net Loss					(2,902,957)		(2,902,957)
Balance at ending at Mar. 31, 2023		$ 11,672		46,843,809	(41,544,042)		5,311,439
Balance at ending, Common shares (in shares) at Mar. 31, 2023		11,671,795
Balance at beginning at Dec. 31, 2022		$ 11,628		45,944,478	(38,641,085)		$ 7,315,021
Balance at beginning, Common shares (in shares) at Dec. 31, 2022		11,627,609					11,627,609
Net Loss							$ (9,463,178)
Balance at ending at Sep. 30, 2023		$ 13,005		52,025,931	(48,104,263)		3,934,673
Balance at ending, Common shares (in shares) at Sep. 30, 2023		13,005,128
Balance at beginning at Dec. 31, 2022		$ 11,628		45,944,478	(38,641,085)		$ 7,315,021
Balance at beginning, Common shares (in shares) at Dec. 31, 2022		11,627,609					11,627,609
Share-based compensation, shares granted				3,206,527			$ 3,206,527
Share-Based Payments to Vendors		$ 140		559,443			559,583
Share-Based Payments to Vendors (in shares)		140,186
Issuance of shares of common stock	$ 602		$ 3,543,010			$ 3,543,612
Issuance of shares of common stock (in shares)	601,851
Cashless Warrant Exercise		$ 4		(4)
Cashless Warrant Exercise (in shares)		4,080
Warrant Exercise		$ 683		2,218,316			2,218,999
Warrant Exercise (in shares)		682,769
Pre-funded Warrant Exercise		$ 731		(658)			73
Pre-funded Warrant Exercise (in shares)		731,482
Net Loss					(14,577,768)		(14,577,768)
Balance at ending at Dec. 31, 2023		$ 14,468		57,871,070	(53,218,853)		$ 4,666,685
Balance at ending, Common shares (in shares) at Dec. 31, 2023		14,468,229					14,468,229
Balance at beginning at Mar. 31, 2023		$ 11,672		46,843,809	(41,544,042)		$ 5,311,439
Balance at beginning, Common shares (in shares) at Mar. 31, 2023		11,671,795
Share-Based Compensation				806,485			806,485
Issuance of shares of common stock		$ 602		3,543,010			3,543,612
Issuance of shares of common stock (in shares)		601,851
Pre-funded Warrant Exercise		$ 731		(658)			73
Pre-funded Warrant Exercise (in shares)		731,482
Net Loss					(3,445,240)		(3,445,240)
Balance at ending at Jun. 30, 2023		$ 13,005		51,192,646	(44,989,282)		6,216,369
Balance at ending, Common shares (in shares) at Jun. 30, 2023		13,005,128
Share-Based Compensation				833,285			833,285
Net Loss					(3,114,981)		(3,114,981)
Balance at ending at Sep. 30, 2023		$ 13,005		52,025,931	(48,104,263)		3,934,673
Balance at ending, Common shares (in shares) at Sep. 30, 2023		13,005,128
Balance at ending at Dec. 31, 2023		$ 14,468		57,871,070	(53,218,853)		$ 4,666,685
Balance at ending, Common shares (in shares) at Dec. 31, 2023		14,468,229					14,468,229
Share-Based Compensation				894,523			$ 894,523
Share-Based Payments to Vendors		$ 90		305,510			305,600
Share-Based Payments to Vendors (in shares)		90,000
Issuance of shares of common stock		$ 1,140		4,298,334			4,299,474
Issuance of shares of common stock (in shares)		1,139,662
Warrant Exercise		$ 59		210,140			210,199
Warrant Exercise (in shares)		59,211
Net Loss					(4,377,889)		(4,377,889)
Balance at ending at Mar. 31, 2024		$ 15,757		63,579,577	(57,596,742)		5,998,592
Balance at ending, Common shares (in shares) at Mar. 31, 2024		15,757,102
Balance at beginning at Dec. 31, 2023		$ 14,468		57,871,070	(53,218,853)		$ 4,666,685
Balance at beginning, Common shares (in shares) at Dec. 31, 2023		14,468,229					14,468,229
Net Loss							$ (11,321,312)
Balance at ending at Sep. 30, 2024		$ 16,770		67,187,389	(64,540,165)		$ 2,663,994
Balance at ending, Common shares (in shares) at Sep. 30, 2024		16,770,378					16,770,378
Balance at beginning at Mar. 31, 2024		$ 15,757		63,579,577	(57,596,742)		$ 5,998,592
Balance at beginning, Common shares (in shares) at Mar. 31, 2024		15,757,102
Share-Based Compensation				1,016,998			1,016,998
Share-Based Payments to Vendors		$ 106		213,394			213,500
Share-Based Payments to Vendors (in shares)		106,000
Issuance of shares of common stock		$ 133		320,078			320,211
Issuance of shares of common stock (in shares)		133,066
Net Loss					(4,121,826)		(4,121,826)
Balance at ending at Jun. 30, 2024		$ 15,996		65,130,047	(61,718,568)		3,427,475
Balance at ending, Common shares (in shares) at Jun. 30, 2024		15,996,168
Share-Based Compensation				345,191			345,191
Share-Based Payments to Vendors		$ 60		121,340			121,400
Share-Based Payments to Vendors (in shares)		60,000
Issuance of shares of common stock		$ 714		1,590,811			1,591,525
Issuance of shares of common stock (in shares)		714,210
Net Loss					(2,821,597)		(2,821,597)
Balance at ending at Sep. 30, 2024		$ 16,770		$ 67,187,389	$ (64,540,165)		$ 2,663,994
Balance at ending, Common shares (in shares) at Sep. 30, 2024		16,770,378					16,770,378